Other Gains	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Other Gains
8	OTHER GAINS

	2020	2019	2018
	Million	Million	Million
Compensation income	758	915	1,184
Additional deduction of input value-added tax	2,813	667	—
Others	2,031	2,447	1,722

	5,602	4,029	2,906